Label	Element	Value
Innovator Growth Accelerated Plus ETF - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: 4.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.10%
Innovator Growth Accelerated Plus ETF - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: 479.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	18.10%
Innovator Growth Accelerated Plus ETF - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: 510.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(16.40%)